CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (422,414)	$ (59,381)	¥ (4,343,356)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation of fixed assets	258,251	36,304	313,860
Amortization of intangible assets	150,726	21,189	121,339
Amortization and impairment of licensed copyrights	5,860,702	823,884	7,915,278
Amortization and impairment of produced content	3,989,288	560,805	4,478,234
(Reversal)/provision of credit loss	46,990	6,606	(20,335)
Unrealized foreign exchange loss	176,554	24,820	35,792
Gain on disposal of fixed assets	(25,458)	(3,579)	(20,206)
Gain on disposal of subsidiaries	(429,916)	(60,437)	(44,812)
Accretion on convertible senior notes and asset-backed debt securities	115,111	16,182	466,528
Barter transaction revenue	(602,477)	(84,695)	(755,046)
Share-based compensation	622,935	87,571	954,705
Share of losses from equity method investments	166,655	23,428	84,651
Fair value change and impairment of long-term investments	543,932	76,465	(57,928)
Interest and other investment income	(30,676)	(4,312)	(4,231)
Deferred income tax (benefit)/expenses	30,906	4,345	(33,927)
Amortization of deferred income	(8,309)	(1,168)	(9,462)
Other non-cash (income)/expenses	187	26	(37,716)
Changes in operating assets and liabilities
Accounts receivable	(1,289)	(181)	491,120
Amounts due from related parties	29,900	4,203	(209,466)
Licensed copyrights	(4,824,385)	(678,201)	(8,297,829)
Produced content	(5,732,010)	(805,793)	(7,493,698)
Prepayments and other assets	733,654	103,135	(460,061)
Accounts payable	(2,230,829)	(313,605)	1,617,585
Amounts due to related parties	16,921	2,379	447,184
Customer advances and deferred revenue	487,397	68,517	(235,839)
Accrued expenses and other liabilities	(751,890)	(105,699)	234,337
Other non-current liabilities	905,578	127,304	6,817
Net cash used for operating activities	(923,966)	(129,888)	(4,856,482)
Cash flows from investing activities:
Acquisition of fixed assets	(165,463)	(23,260)	(237,598)
Acquisition of intangible assets	(67,054)	(9,426)	(93,785)
Purchase of long-term investments	(78,273)	(11,003)	(231,494)
Proceeds from disposal of long-term investments	5,514	775
Film investments made as passive investor	(1,150)	(162)	(21,850)
Proceeds from film investments as passive investor	30,200	4,245	3,100
Loans provided to related parties			(1,000)
Loans provided to third parties			(213,000)
Repayment of loans provided to third parties	3,182	447	213,015
Purchases of held-to-maturity debt securities	(727,943)	(102,333)	(5,913,370)
Maturities of held-to-maturity debt securities	595,333	83,691	7,237,324
Purchases of available-for-sale debt securities	(3,316,402)	(466,212)	(11,134,153)
Maturities of available-for-sale debt securities	3,371,367	473,939	9,512,279
Other investing activities	37,770	5,310	45,778
Net cash used for investing activities	(312,919)	(43,989)	(834,754)
Cash flows from financing activities:
Proceeds from short-term loans	3,759,304	528,475	3,965,775
Repayments of short-term loans	(3,945,645)	(554,670)	(2,936,250)
Repayments of long-term loans and borrowings from third party investors			(273,533)
Proceeds from issuance of convertible senior notes, net of issuance costs			632,369
Proceeds from issuance of subsidiaries' shares	1,000	141	263,957
Proceeds from issuance of ordinary shares in the follow-on offering, net of issuance costs			500,380
Proceeds from exercise of share options	49,166	6,912	172,664
Finance lease payments	(28,351)	(3,986)	(13,352)
Dividends paid by subsidiaries	(54,305)	(7,634)	(27,827)
Other financing activities	18,910	2,658	(4,698)
Net cash provided by financing activities	1,607,281	225,948	2,279,485
Effect of exchange rate changes on cash, cash equivalents and restricted cash	130,994	18,413	(142,929)
Net (decrease)/increase in cash, cash equivalents and restricted cash	501,390	70,484	(3,554,680)
Cash, cash equivalents and restricted cash at the beginning of the period	3,074,864	432,258	10,940,512
Cash, cash equivalents and restricted cash at the end of the period	3,576,254	502,742	7,385,832
Supplemental disclosures of cash flow information:
Acquisition of fixed assets included in accounts payable	16,358	2,300	23,817
Acquisition of long-term investments with non-cash consideration	316,242	44,457	50,000
Reconciliation of cash and cash equivalents and restricted cash:
Cash and cash equivalents	3,559,899	500,443	7,296,165
Restricted cash	16,355	2,299	89,667
Total cash and cash equivalents and restricted cash shown in the statements of cash flows	3,576,254	502,742	¥ 7,385,832
Baidu | Class B Ordinary Shares
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon private placement	634,470	89,192
Third Parties
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon private placement	¥ 1,172,732	$ 164,860